FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2008

                  Date of reporting period: June 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2009
                                   (unaudited)


                                                                                    Rating
Principal                                                                           Moody's/
Amount        State of Oregon General Obligation Bonds (41.4%)                      S&P          Value (a)

              Bend, Oregon Transportation Highway System (National-re Insured)
$1,135,000    5.300%, 09/01/17                                                      A1/NR        $1,164,839

              Benton and Linn Counties, Oregon School District #509J
                (Financial Security Assurance Insured)
 4,670,000    5.000%, 06/01/21 pre-refunded                                         Aa2/NR**      5,266,452

              Chemeketa, Oregon Community College District
                (Financial Guaranty Insurance Corporation Insured),
 1,385,000    5.500%, 06/01/14 Escrowed to Maturity                                 NR/NR*        1,574,191

              Chemeketa, Oregon Community College District
                (State School Guaranty Program)
 1,235,000    5.000%, 06/15/25                                                      NR/AA         1,319,388
 1,540,000    5.000%, 06/15/26                                                      NR/AA         1,635,726

              City of Lake Oswego, Oregon Series A
 3,500,000    4.500%, 12/01/34                                                      Aa1/AAA       3,317,160

              Clackamas, Oregon Community College District (National-re Insured)
 1,535,000    5.000%, 05/01/25                                                      A1/AA-        1,587,743

              Clackamas, Oregon School District #12 (North Clackamas)
                Convertible Capital Appreciation Bonds (Financial Security
                Assurance Insured) (converts to a 5% coupon on 06/15/11)
 4,250,000    zero coupon, 06/15/29                                                 Aa2/AAA       3,874,980

              Clackamas County, Oregon School District #12 (North Clackamas)
              (Financial Security Assurance Insured)
 2,000,000    4.500%, 06/15/30                                                      Aa2/AAA       1,934,060
 3,115,000    4.750%, 06/15/31                                                      Aa2/AAA       3,098,117

              Clackamas County, Oregon School District No. 46, (Oregon Trail)
                Series A
 2,000,000    5.000%, 06/15/32 School Bond Guaranty Program                         NR/AA         2,003,040
 3,780,000    4.750%, 06/15/32 School Bond Guaranty Program                         NR/AA         3,651,745

              Clackamas County, Oregon School District #62 (Oregon City)
                (State School Bond Guaranty Program)
 1,055,000    5.500%, 06/15/20 pre-refunded                                         Aa2/AAA       1,105,207

              Clackamas County, Oregon School District #86 (Canby)
                (Financial Security Assurance Insured)
 2,240,000    5.000%, 06/15/19                                                      Aa2/AAA       2,392,768

              Clackamas County, Oregon School District #108 (Estacada)
                (Financial Security Assurance Insured)
 1,295,000    5.375%, 06/15/17 pre-refunded                                         Aa3/AAA       1,404,712
 2,000,000    5.000%, 06/15/25 pre-refunded                                         Aa3/AAA       2,155,060

              Clackamas County, Oregon School District #115 (Gladstone)
               (National-re Insured) (State School Bond Guaranty Program)
 5,000,000    zero coupon, 06/15/27                                                 Baa1/AA       1,854,650

              Clackamas County, Oregon Tax Allocation
   705,000    6.500%, 05/01/20                                                      NR/NR*          649,361

              Clackamas & Washington Counties, Oregon School District No. 003
                (West Linn-Wilsonville)
   500,000    5.000%, 06/15/34 School Bond Guaranty Program                         Aa2/AA          508,610

              Clackamas & Washington Counties, Oregon School District #3J (West
                Linn - Wilsonville) (State School Bond Guaranty Program)
 2,000,000    4.500%, 06/15/29                                                      Aa2/AA        2,001,540
 2,000,000    4.750%, 06/15/32                                                      Aa2/AA        2,006,240
 3,000,000    5.000%, 06/15/33                                                      Aa2/AA        3,054,030

              Columbia County, Oregon School District #502 (National-re
                Financial Guaranty Insurance Corporation Insured)
 2,070,000    zero coupon, 06/01/15                                                 A2/A          1,705,349

              Deschutes County, Oregon (Financial Security Assurance Insured)
 2,260,000    5.000%, 12/01/16                                                      Aa3/NR**      2,411,149

              Deschutes County, Oregon Administrative School District #1
                (Bend-LaPine) (Financial Security Assurance Insured)
 1,300,000    5.500%, 06/15/16 pre-refunded                                         Aa2/NR**      1,413,256
 1,355,000    5.500%, 06/15/18 pre-refunded                                         Aa2/NR**      1,473,048
 3,000,000    5.125%, 06/15/21 pre-refunded                                         Aa2/NR**      3,239,790

              Deschutes County, Oregon School District #6 (Sisters)
                (Financial Security Assurance Insured)
 1,735,000    5.250%, 06/15/19                                                      Aa3/AAA       1,999,067
 1,030,000    5.250%, 06/15/21                                                      Aa3/AAA       1,179,741

              Deschutes and Jefferson Counties, Oregon School District #02J
                (Redmond) (National-re Financial Guaranty Insurance
                Corporation Insured)
 1,000,000    5.000%, 06/15/21                                                      Aa2/NR        1,043,500
 2,330,000    zero coupon, 06/15/22                                                 Aa2/NR        1,257,944

              Deschutes and Jefferson Counties, Oregon School District #02J
                (Redmond) (School Bond Guaranty Program)
 1,025,000    zero coupon, 06/15/23                                                 Aa2/NR          525,497
 2,775,000    zero coupon, 06/15/29                                                 Aa2/NR          970,196
 5,000,000    6.000%, 06/15/31                                                      Aa2/NR        5,512,150

              Douglas County, Oregon School District #116 (Winston-Dillard)
                (State School Bond Guaranty Program)
 1,020,000    5.625%, 06/15/20 pre-refunded                                         NR/AA         1,070,235

              Gresham, Oregon (Financial Security Assurance Insured)
 1,155,000    5.375%, 06/01/18                                                      Aa3/NR**      1,220,789

              Jackson County, Oregon School District #4 (Phoenix-Talent)
                (Financial Security Assurance Insured)
 1,395,000    5.500%, 06/15/18 pre-refunded                                         Aa3/AAA       1,517,941

              Jackson County, Oregon School District #9 (Eagle Point)
                (National-re Insured)
 2,080,000    5.500%, 06/15/15                                                      Aa2/NR        2,407,600
 1,445,000    5.500%, 06/15/16                                                      Aa2/NR        1,681,633

              Jackson County, Oregon School District #9 (Eagle Point)
                (State School Bond Guaranty Program)
 1,120,000    5.625%, 06/15/17 pre-refunded                                         Aa2/NR        1,221,394
 1,880,000    5.000%, 06/15/21 pre-refunded                                         Aa2/NR        2,027,636

              Jackson County, Oregon School District #549
                (Medford) (State School Bond Guaranty Program)
 1,750,000    5.000%, 06/15/12                                                      Aa2/NR        1,923,478

              Jackson County, Oregon School District #549C (Medford)
                (Financial Security Assurance Insured)

 2,000,000    4.750%, 12/15/29                                                      Aa2/AAA       2,016,560
 3,000,000    5.000%, 12/15/32                                                      Aa2/AAA       3,032,850

              Jackson County, Oregon School District #549C (Medford)
                (School Board Guaranty)
 1,000,000    4.625%, 06/15/27                                                      Aa2/AA        1,006,160
 1,000,000    4.625%, 06/15/30                                                      Aa2/AA          983,500
 1,000,000    5.000%, 06/15/33                                                      Aa2/AA        1,009,300

              Jefferson County, Oregon School District #509J
                (National-re Financial Guaranty Insurance Corporation Insured)
 1,215,000    5.250%, 06/15/14                                                      NR/AA         1,294,230
 1,025,000    5.250%, 06/15/17                                                      NR/AA         1,072,663

              Josephine County, Oregon Three Rivers School District
               (Financial Security Assurance Insured)
 1,780,000    5.250%, 06/15/18 pre-refunded                                         Aa2/NR**      1,926,530

              Keizer, Oregon
 2,500,000    5.200%, 06/01/31                                                      A3/NR         2,426,725

              Lane County, Oregon School District #19 (Springfield)
                (Financial Security Assurance Insured)
 3,425,000    zero coupon, 06/15/29                                                 Aa2/NR        1,037,604

              Lane County, Oregon School District #40 (Creswell)
                (State School Bond Guaranty Program)
 1,430,000    5.375%, 06/15/20 pre-refunded                                         NR/AA         1,497,081

              Linn County, Oregon School District #7 (Harrisburg)
                (State School Bond Guaranty Program)
 1,660,000    5.500%, 06/15/19 pre-refunded                                         NR/AA         1,739,813

              Linn County, Oregon School District #9 (Lebanon)
                (Financial Guaranty Insurance Corporation Insured)
                (State School Bond Guaranty Program)
 3,000,000    5.600%, 06/15/30 pre-refunded                                         NR/AA         3,436,800

              Linn County, Oregon School District #9 (Lebanon)
                (National-re Insured) (State School Bond Guaranty Program)
 2,500,000    5.000%, 06/15/30                                                      Baa1/AA       2,514,150

              Metro, Oregon
 1,100,000    5.000%, 06/01/18                                                      Aaa/AAA       1,244,639

              Morrow County, Oregon School District #1 (Financial Security
                Assurance Insured)
 1,710,000    5.250%, 06/15/19                                                      Aa3/AAA       1,970,262

              Multnomah County, Oregon School District #7 (Reynolds)
               (State School Bond Guaranty Program)
   500,000    5.625%, 06/15/17 pre-refunded                                         Aa2/AA          544,760
 2,375,000    5.125%, 06/15/19 pre-refunded                                         Aa2/AA        2,564,834

              Multnomah and Clackamas Counties, Oregon School District #10
                (Gresham-Barlow) (Financial Security Assurance Insured)
 1,500,000    5.500%, 06/15/18 pre-refunded                                         Aa3/AAA       1,630,680
 4,275,000    5.250%, 06/15/19                                                      Aa2/AAA       4,925,655
 2,650,000    5.000%, 06/15/21 pre-refunded                                         Aa3/AAA       2,855,455

              Multnomah and Clackamas Counties, Oregon School District #28JT
                (Centennial) (Financial Security Assurance Insured)
 2,680,000    5.250%, 12/15/18                                                      Aa3/NR**      2,981,312

              Multnomah and Clackamas Counties, Oregon School District #51J
                (Riverdale) (State School Bond Guaranty Program)
 1,250,000    zero coupon, 06/15/31                                                 NR/AA           376,850
 1,300,000    zero coupon, 06/15/32                                                 NR/AA           364,520
 1,325,000    zero coupon, 06/15/33                                                 NR/AA           350,675
 1,365,000    zero coupon, 06/15/34                                                 NR/AA           340,103

              Oregon  Coast Community College District (National-re Insured)
                (State School Bond Guaranty Program)
 1,590,000    5.250%, 06/15/17                                                      Aa2/NR        1,709,997

              Pacific City, Oregon Joint Water - Sanitary Authority
 1,830,000    4.800%, 07/01/27                                                      NR/NR*        1,699,960

              Polk, Marion & Benton Counties, Oregon School District #13J
                (Central) (Financial Security Assurance Insured)
 1,520,000    5.000%, 06/15/21                                                      Aa3/AAA       1,638,590

              Polk Marion & Benton Counties, Oregon School District No. 13J
                (Central) Series B (State School Bond Guaranty Program)
 5,650,000    zero coupon, 06/15/32                                                 NR/AA         1,573,695

              Portland, Oregon
 1,000,000    4.600%, 06/01/14                                                      Aaa/NR        1,022,770
 2,975,000    zero coupon, 06/01/15                                                 Aa1/NR        2,419,835
 1,120,000    5.125%, 06/01/18                                                      Aaa/NR        1,121,064
 9,050,000    4.350%, 06/01/23                                                      Aa1/NR        9,222,131

              Portland, Oregon Community College District
               (Financial Guaranty Insurance Corporation Insured)
 1,395,000    5.000%, 06/01/17 pre-refunded                                         Aa2/AA        1,500,992

              City of Salem, Oregon
 1,750,000    5.000%, 06/01/29                                                      A1/AA-        1,781,395

              Salem-Keizer, Oregon School District #24J (Financial Security
                Assurance Insured)
 1,000,000    5.000%, 06/15/19                                                      Aa2/AAA       1,075,970

              Salem-Keizer, Oregon School District #24J (State School Bond
                Guaranty Program)
 4,000,000    zero coupon, 06/15/28                                                 Aa2/AA        1,493,320
 3,090,000    zero coupon, 06/15/29                                                 Aa2/AA        1,069,882
 3,500,000    zero coupon, 06/15/30                                                 Aa2/AA        1,135,085

              Southwestern Oregon Community College District
                (National-re Insured)
 1,120,000    6.000%, 06/01/25 pre-refunded                                         NR/A          1,174,578

              State of Oregon
   500,000    6.000%, 10/01/29                                                      Aa2/AA          556,530

              State of Oregon Board of Higher Education
   820,000    zero coupon, 08/01/16                                                 Aa2/AA          625,799
 2,000,000    5.000%, 08/01/21                                                      Aa2/AA        2,144,620
 1,000,000    5.000%, 08/01/34                                                      Aa2/AA        1,020,430
 1,000,000    5.000%, 08/01/38                                                      Aa2/AA        1,018,210

              State of Oregon Elderly and Disabled Housing
    30,000    6.250%, 08/01/13                                                      Aa2/AA           30,007

              State of Oregon Veterans' Welfare
   555,000    5.200%, 10/01/18                                                      Aa2/AA          558,530
   550,000    4.800%, 12/01/22                                                      Aa2/AA          553,933
   400,000    4.900%, 12/01/26                                                      Aa2/AA          397,760

              The Dalles, Oregon
   230,000    4.000%, 06/01/20                                                      NR/A+           231,364
   155,000    4.000%, 06/01/21                                                      NR/A+           155,110
   130,000    4.125%, 06/01/22                                                      NR/A+           130,621
   100,000    4.200%, 06/01/23                                                      NR/A+           100,736

              Wasco County, Oregon School District #12 (The Dalles) (Financial
                Security Assurance Insured)
 1,135,000    6.000%, 06/15/15 pre-refunded                                         Aa3/AAA       1,194,894
 1,400,000    5.500%, 06/15/17                                                      Aa3/AAA       1,633,828
 1,790,000    5.500%, 06/15/20                                                      Aa3/AAA       2,084,724

              Washington County, Oregon
 2,465,000    5.000%, 06/01/23                                                      Aa2/NR        2,662,249

              Washington County, Oregon School District #15 (Forest Grove)
                (Financial Security Assurance Insured)
 1,760,000    5.375%, 06/15/16 pre-refunded                                         Aa2/NR**      1,909,107
 2,000,000    5.000%, 06/15/21 pre-refunded                                         Aa2/NR**      2,155,060

              Washington County, Oregon School District #48J (Beaverton)
                (Assured Guaranty Corporation Insured)
 1,280,000    5.000%, 06/01/31                                                      Aa2/AAA       1,307,021
 1,000,000    5.125%, 06/01/36                                                      Aa2/AAA       1,013,520

              Yamhill County, Oregon School District #40 (McMinnville)
                (Financial Security Assurance Insured)
 1,375,000    5.000%, 06/15/22                                                      Aa2/NR**      1,435,376
                                                                                                -----------
              Total General Obligation Bonds                                                    181,063,416
                                                                                                -----------
              State of Oregon Revenue Bonds (53.4%)

              Airport Revenue Bonds (0.8%)

              Jackson County, Oregon Airport Revenue (Syncora Guarantee Inc.)
   750,000    5.250%, 12/01/32                                                      Baa1/NR         671,070

              Port of Portland, Oregon Airport (AMBAC Indemnity Corporation
                Insured)
 2,950,000    5.500%, 07/01/24                                                      NR/A          2,979,500
                                                                                                 ----------
              Total Airport Revenue Bonds                                                         3,650,570
                                                                                                 ----------
              Certificates of Participation Revenue Bonds (5.2%)

              Oregon State Department of Administration Services
 5,000,000    5.125%, 05/01/33                                                      Aa3/AA-       5,043,800

              Oregon State Department of Administration Services
                (AMBAC Indemnity Corporation Insured)
   500,000    5.375%, 05/01/14                                                      Aa3/AA-         533,785

              Oregon State Department of Administrative Services
                (National-re Financial Guaranty Insurance Corporation Insured)
 2,000,000    5.000%, 11/01/20                                                      Aa3/AA-       2,106,020
 2,660,000    5.000%, 11/01/23                                                      Aa3/AA-       2,780,817
 2,945,000    5.000%, 11/01/24                                                      Aa3/AA-       3,061,858
 1,475,000    5.000%, 11/01/26                                                      Aa3/AA-       1,518,616
 3,880,000    5.000%, 11/01/27                                                      Aa3/AA-       3,970,443

              Oregon State Department of Administrative Services
                (Financial Security Assurance Insured)
 2,280,000    4.500%, 11/01/32                                                      Aa3/AAA       2,091,421
 1,645,000    4.750%, 05/01/33                                                      Aa3/AAA       1,628,682
                                                                                                 ----------
              Total Certificates of Participation Revenue Bonds                                  22,735,442
                                                                                                 ----------
              Development Revenue Bonds (1.3%)

              Oregon State Bond Bank Revenue, Oregon Economic & Community
                Development Series A
   250,000    4.750%, 01/01/34                                                      Aa3/AA+         240,545

              Portland, Oregon Economic Development (Broadway Project)
 5,000,000    6.500%, 04/01/35                                                      A2/A+         5,307,000
                                                                                                 ----------
             Total Development Revenue Bonds                                                      5,547,545
                                                                                                 ----------

             Hospital Revenue Bonds (9.2%)

             Clackamas County, Oregon Hospital Facilities Authority
               (Legacy Health System)
 2,000,000   5.250%, 02/15/17                                                       A2/A+         2,021,280
 2,980,000   5.250%, 02/15/18                                                       A2/A+         3,011,052
 4,025,000   5.250%, 05/01/21                                                       A2/A+         4,030,957

             Clackamas County, Oregon Hospital Facilities Authority
               (Legacy Health System) (National-re Insured)
 2,650,000   4.750%, 02/15/11                                                       A2/A          2,681,827

             Clackamas County, Oregon Hospital Facility Authority (Legacy
               Health System) Series A
   750,000   5.500%, 07/15/35                                                       A2/A+           737,490

             Deschutes County, Oregon Hospital Facilities Authority
               (Cascade Health)
 2,000,000   5.600%, 01/01/27 pre-refunded                                          A3/NR         2,213,340
 3,500,000   8.000%, 01/01/28                                                       A3/NR         3,921,855
 3,000,000   5.600%, 01/01/32 pre-refunded                                          A3/NR         3,320,010

             Deschutes County, Oregon Hospital Facilities Authority
               (Cascade Health) (AMBAC Insured)
 3,250,000   5.375%, 01/01/35                                                       A3/NR         3,147,073

             Klamath Falls, Oregon Inter Community Hospital (Merle West)
               (Assured Guaranty Corporation Insured)
 4,000,000   5.000%, 09/01/36                                                       NR/AAA**      3,362,080

             Medford, Oregon Hospital Facilities Authority (National-re Insured)
   345,000   5.000%, 08/15/18                                                       Baa1/AA-        323,310

             Multnomah County, Oregon Hospital Facilities Authority
               (Providence Health System)
 1,390,000   5.250%, 10/01/22                                                       Aa2/AA        1,425,667

             Multnomah County, Oregon Hospital Facilities Authority
               (Terwilliger Plaza Project)
 1,250,000   5.250%, 12/01/36                                                       NR/NR*          817,963

             Oregon Health Sciences University Series B (National-re Insured)
 1,400,000   5.250%, 07/01/15                                                       A2/A          1,400,266

             Salem, Oregon Hospital Facility Authority (Salem Hospital)
 2,000,000   5.750%, 08/15/23                                                       NR/A+***      2,046,820
 3,300,000   4.500%, 08/15/30                                                       NR/A+***      2,702,040

             State of Oregon Health Housing Educational and Cultural
               Facilities Authority (Peacehealth) (AMBAC Indemnity Corporation
               Insured)

 1,835,000   5.250%, 11/15/17                                                       NR/AA-**      1,898,968
 1,430,000   5.000%, 11/15/32                                                       NR/AA-**      1,311,610
                                                                                                 ----------
             Total Hospital Revenue Bonds                                                        40,373,608
                                                                                                 ----------

             Housing, Educational, and Cultural Revenue Bonds (8.6%)

             Forest Grove, Oregon (Pacific University) (Radian Insured)
 4,000,000   5.000%, 05/01/22                                                       NR/BBB        3,685,800

             Forest Grove, Oregon Student Housing (Oak Tree Foundation)
 5,750,000   5.500%, 03/01/37                                                       NR/NR*        4,242,868

             Oregon Health Sciences University
               (National-re Insured)
11,550,000   zero coupon, 07/01/21                                                  A2/A          5,616,303
 2,890,000   5.250%, 07/01/22                                                       A2/A          2,766,135

             Oregon Health & Science University Series A
 5,000,000   5.750%, 07/01/39                                                       A2/BBB+       4,929,650

             Oregon State Facilities Authority (Linfield College)
 2,115,000   5.000%, 10/01/25                                                       Baa1/NR       1,891,233

             Oregon State Facilities Authority Revenue (University of Portland)
 5,000,000   5.000%, 04/01/32                                                       NR/BBB+       4,556,600

             Oregon State Facilities Authority Revenue (Willamette University)
 5,000,000   5.000%, 10/01/32                                                       NR/A          4,466,250

             State of Oregon Housing and Community Services
    45,000   6.700%, 07/01/13                                                       Aa2/NR           45,087
   230,000   6.000%, 07/01/20                                                       Aa2/NR          233,110
 2,495,000   4.650%, 07/01/25                                                       Aa2/NR        2,434,496
   670,000   5.400%, 07/01/27                                                       Aa2/NR          673,672
 2,000,000   5.350%, 07/01/30                                                       Aa2/NR        2,010,820
                                                                                                 ----------
             Total Housing, Educational, and Cultural Revenue Bonds                              37,552,024
                                                                                                 ----------

             Transportation Revenue Bonds (6.0%)

             Oregon St. Department Transportation Highway Usertax
 3,025,000   5.500%, 11/15/18 pre-refunded                                          Aa2/AAA       3,435,765
 2,555,000   5.375%, 11/15/18 pre-refunded                                          Aa2/AAA       2,707,917
 1,200,000   5.000%, 11/15/22                                                       Aa2/AAA       1,260,852
 1,260,000   5.000%, 11/15/23                                                       Aa2/AAA       1,317,078
 4,545,000   5.125%, 11/15/26 pre-refunded                                          Aa2/AAA       5,106,398
 2,155,000   5.000%, 11/15/28                                                       Aa2/AAA       2,227,193
 1,000,000   5.000%, 11/15/29                                                       Aa2/AAA       1,021,130
 2,165,000   4.500%, 11/15/32                                                       Aa2/AAA       2,056,750
 3,510,000   5.000%, 11/15/33                                                       Aa2/AAA       3,547,908

             Tri-County Metropolitan Transportation District, Oregon
 1,440,000   5.750%, 08/01/16 pre-refunded                                          Aa3/AAA       1,522,454
 1,775,000   5.000%, 09/01/16                                                       Aa3/AAA       1,900,706
                                                                                                 ----------
             Total Transportation Revenue Bonds                                                  26,104,151
                                                                                                 ----------

             Urban Renewal Revenue Bonds (3.3%)

             Portland, Oregon Airport Way Renewal and Redevelopment (AMBAC
               Indemnity Corporation Insured)
 1,640,000   6.000%, 06/15/14 pre-refunded                                          Aa3/NR        1,742,894
 1,765,000   5.750%, 06/15/20 pre-refunded                                          Aa3/NR        1,871,588

             Portland, Oregon River District Urban Renewal and Redevelopment
               (AMBAC Indemnity Corporation Insured)
 1,915,000   5.000%, 06/15/20                                                       A3/NR         1,979,919

             Portland, Oregon Urban Renewal Tax Allocation (AMBAC
               Indemnity Corporation Insured) (Convention Center)
 1,150,000   5.750%, 06/15/18                                                       Aa3/NR        1,182,488
 2,000,000   5.450%, 06/15/19                                                       Aa3/NR        2,047,800

             Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
               (National-re Financial Guaranty Insurance Corporation Insured)
 1,890,000   5.250%, 06/15/20                                                       A3/NR         1,912,037
 1,810,000   5.250%, 06/15/21                                                       A3/NR         1,830,182
 2,030,000   5.000%, 06/15/23                                                       A3/NR         1,982,153
                                                                                                 ----------
             Total Urban Renewal Revenue Bonds                                                   14,549,061
                                                                                                 ----------

             Utility Revenue Bonds (1.7%)

             Emerald Peoples Utility District, Oregon (Financial Security
               Assurance Insured)
 1,455,000   5.250%, 11/01/22                                                       Aa3/NR**      1,491,564

             Eugene, Oregon  Electric Utility
 5,635,000   5.000%, 08/01/30                                                       A1/AA-        5,741,783
                                                                                                 ----------
             Total Utility Revenue Bonds                                                          7,233,347
                                                                                                 ----------

             Water and Sewer Revenue Bonds (15.3%)

             Klamath Falls, Oregon Wastewater (AMBAC Indemnity Corporation
               Insured)
 1,545,000   5.650%, 06/01/20 pre-refunded                                          NR/NR*        1,618,310

             Klamath Falls, Oregon Water (Financial Security Assurance Insured)
 1,575,000   5.500%, 07/01/16                                                       Aa3/AAA       1,724,294

             Lane County, Oregon Metropolitan Wastewater
 2,500,000   5.250%, 11/01/28                                                       A1/AA-        2,619,950

             Lebanon, Oregon Wastewater
               (Financial Security Assurance Insured)
 1,000,000   5.700%, 03/01/20                                                       Aa3/AAA       1,017,410

             Portland, Oregon Sewer System
 5,000,000   5.000%, 06/15/33                                                       A1/AA         5,014,150

             Portland, Oregon Sewer System (Financial Guaranty
               Insurance Corporation Insured)
 2,500,000   5.750%, 08/01/19 pre-refunded                                          Aa3/AA        2,641,750

             Portland, Oregon Sewer System (Financial Security Assurance Insured)
 2,760,000   5.250%, 06/01/17                                                       Aa3/AAA       2,978,564
 4,595,000   5.000%, 06/01/17                                                       Aa3/AAA       5,067,734
 3,470,000   5.000%, 06/01/21                                                       Aa3/AAA       3,627,295

             Portland, Oregon Sewer System (National-re Insured)
 4,410,000   5.000%, 06/15/25                                                       Aa3/AA        4,631,250
 4,630,000   5.000%, 06/15/26                                                       Aa3/AA        4,842,424
 1,610,000   5.000%, 06/15/27                                                       Aa3/AA        1,674,030

             Portland, Oregon Water System
 2,420,000   5.500%, 08/01/19 pre-refunded                                          Aa1/NR        2,552,108
 1,235,000   5.500%, 08/01/20 pre-refunded                                          Aa1/NR        1,302,419

             Portland, Oregon Water System (National-re Insured)
 2,725,000   4.500%, 10/01/27                                                       Aa2/NR        2,718,106

             Salem, Oregon Water & Sewer (Financial
               Security Assurance Insured)
 1,000,000   5.375%, 06/01/15                                                       Aa3/AAA       1,146,790
 1,970,000   5.375%, 06/01/16 pre-refunded                                          Aa3/AAA       2,058,591
 3,025,000   5.500%, 06/01/20 pre-refunded                                          Aa3/AAA       3,164,453

             Sunrise Water Authority, Oregon (Financial Security Assurance Insured)
 2,630,000   5.000%, 03/01/19                                                       Aa3/AAA       2,775,939
 1,350,000   5.250%, 03/01/24                                                       Aa3/AAA       1,411,007

             Sunrise Water Authority, Oregon (Syncora Guarantee Inc.)
 1,000,000   5.000%, 09/01/25                                                       NR/NR*          930,750

             Washington County, Oregon Clean Water Services
 4,000,000   5.000%, 10/01/28                                                       Aa3/AA-       4,125,880

             Washington County, Oregon Clean Water Services
               (National-re Financial Guaranty Insurance Corporation Insured)
   995,000   5.000%, 10/01/13                                                       Aa3/AA        1,053,864
 3,525,000   5.125%, 10/01/17                                                       Aa3/AA        3,643,158

             Washington County, Oregon Clean Water Services (National-re
               Insured)
 2,235,000   5.250%, 10/01/15                                                       Aa3/AA        2,572,463
                                                                                                 ----------
             Total Water and Sewer Revenue Bonds                                                 66,912,689
                                                                                                 ----------
             Other Revenue Bonds (2.0%)

             Oregon State Department of Administration Services (Lottery
               Revenue)
 2,500,000   5.000%, 04/01/29                                                       Aa3/AAA       2,577,600

             Oregon State Department of Administration Services (Lottery
               Revenue) (Financial Security Assurance Insured)
 2,700,000   5.000%, 04/01/19                                                       Aa3/AAA       2,863,107
 3,000,000   5.000%, 04/01/27                                                       Aa3/AAA       3,156,930
                                                                                                -----------
             Total Other Revenue Bonds                                                            8,597,637
                                                                                                -----------
             Total Revenue Bonds                                                                233,256,074
                                                                                                -----------

             U.S. Territory (1.7%)

             Puerto Rico Commonwealth Aqueduct & Sewer Authority (Assured
               Guaranty Corporation Insured)
 3,000,000   5.000%, 07/01/28                                                       Aa2/AAA       2,914,020

             Puerto Rico Commonwealth General Obligation (National-re Insured)
 1,270,000   6.000%, 07/01/28                                                       Baa3/AA       1,282,268

             Puerto Rico Electric Power Authority
 1,000,000   5.250%, 07/01/33                                                       A3/BBB+         920,860

             Puerto Rico Municipal Finance Agency (Financial Security
               Assurance Insured)
   500,000   5.250%, 08/01/16                                                       Aa3/AAA         511,630

             Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue First
               Subordinate Series A
 2,000,000   5.750%, 08/01/37                                                       A2/A+         1,906,380
                                                                                                -----------
             Total U.S. Territory Bonds                                                           7,535,158
                                                                                                -----------

             Total Municipal Bonds  (cost $412,998,086-note b)                       96.5%      421,854,648

             Other assets less liabilities                                            3.5        15,278,213
                                                                                    -----      ------------
             Net Assets                                                             100.0%     $437,132,861
                                                                                    -----      ------------
                                                                                    -----      ------------

             * Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

             Fitch Ratings:
             ** AA
             *** A

                                                             Percent of
             Portfolio Distribution By Quality Rating        Portfolio +

             Aaa of Moody's or AAA of S&P                         22.3%
             Pre-refunded bonds ++                                19.6
             Aa of Moody's or AA of S&P or Fitch                  37.3
             A of Moody's or S&P or Fitch                         16.2
             Baa of Moody's or BBB of S&P                          2.6
             Not rated*                                            2.0
                                                                 -----
                                                                 100.0%
                                                                 -----
                                                                 -----

             + Calculated using the highest rating of the three rating services.

             ++ Pre-refunded bonds are bonds for which U.S. Government
                Obligations have been placed in escrow to retire the bonds at their earliest call date.

             PORTFOLIO ABBREVIATIONS:
             AMBAC - American Municipal Bond Assurance Corp.
             National-re-National Public Finance Guarantee Corporation National-re-FGIC-Reinsured FGIC bonds
             NR - Not Rated

             See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $412,660,459 amounted to $9,194,189, which consisted of aggregate gross unrealized appreciation of $16,207,311 and aggregate gross unrealized depreciation of $7,013,122.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective October 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, details of which can be found in the Schedule of Investments, used to value the Trust's net assets as of June 30, 2009:

Valuation Inputs                                 Investments in Securities
Level 1 - Quoted Prices                          $          -
Level 2 - Other Significant Observable Inputs
            Municipal Bonds                      $421,854,648
Level 3 - Significant Unobservable Inputs        $          -
                                                 ------------
Total                                            $421,854,648
                                                 ------------
                                                 ------------

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2009


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 21, 2009